AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

SEPARATE ACCOUNT VL-R

AG PLATINUM CHOICE VUL 2

SUPPLEMENT DATED JULY 3, 2017

TO MAY 1, 2017 POLICY PROSPECTUS

The purpose of this supplement is to inform Policy owners of the following revisions to the Policy and its related prospectus that are effective July 3, 2017:

1.     The current name of the AG Platinum Choice VUL Policy is now AG Platinum Choice VUL 2. We are in the process of changing the name as appropriate.

2.     The Contact Information on page 5 is amended to show (1) the Administrative Center Express Delivery address is: VUL Administration, 340 Seven Springs Way, MC425, Brentwood, Tennessee 37027-5098; (2) for Policies with applications that are signed after June 30, 2017, the Express Delivery address for premium payments is: American General Life Insurance Company, Payment Processing Center, 340 Seven Springs Way, MC500, Brentwood, Tennessee 37027-5098; and (3) for Policies with applications that are signed after June 30, 2017, the U.S. Mail address for premium payments is: American General Life Insurance Company, P.O. Box 305113, Nashville, Tennessee 37230-5113.

3.     The Tables of Fees and Charges, that begin on page 11, contain certain revised current charges. The full text of the Tables of Fees and Charges is amended to read as follows:

“TABLES OF FEES AND CHARGES

The following tables describe the fees and charges that you will pay when buying, owning, and surrendering the Policy. Fees and charges that appear in these Tables are current effective July 1, 2017. Any revised current fee or charge applies to Policies for which an application was signed after June 30, 2017. Policies for which an application was signed before July 1, 2017 and received no later than July 10, 2017 are not affected. Applications received after July 10, 2017 will be treated as signed after June 30, 2017. Each fee and charge in the Tables identified as a “representative charge” is likely to differ from the actual fees and charges that you are assessed.

The first tables describe the fees and charges that you will pay at the time that you buy the Policy, surrender the Policy, or transfer accumulation value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Maximum Guaranteed Charge	Current Charge
Statutory Premium Tax Charge	Upon receipt of each premium payment	3.5%[1] of each premium payment[2]	3.5%[1] of each premium payment[2]
Premium Expense Charge	Upon receipt of each premium payment	10% of the premium payment remaining after deduction of the premium tax charge	7.0% of the premium payment remaining after deduction of the premium tax charge[3,4]
Partial Surrender Processing Fee	Upon a partial surrender of your Policy	The lesser of $25 or 2.0% of the amount of the partial surrender	$10
Transfer Fee	Upon a transfer of accumulation value	$25 for each transfer[5]	$25 for each transfer[5]
Policy Owner Additional Illustration Charge	Upon each request for a Policy illustration after the first in a Policy year	$50	$0

1  Statutory premium tax rates will vary depending on which state in which the Policy owner resides. For example, the highest premium tax rate, 3.5%, is in the state of Nevada, while the lowest premium tax rate, 0.5%, is in the state of Illinois. Certain local jurisdictions may assess additional premium taxes, which will increase the tax rate.

2  Instead of a premium tax charge, we assess a tax charge back of 1.78% of each premium payment for Policy owners residing in Oregon. See “Tax charge back” on page 70.

3  After the 5th Policy year, the current premium expense charge will be as follows:

Policy years 6-10.....rate of 5%

Policy years 11+......rate of 2%

These reductions do not apply to the guaranteed charge. The guaranteed maximum charge is 10% regardless of Policy year.

4  The current charge is 9% for Policies applied for before July 1, 2017.

5  The first 12 transfers in a Policy year are free of charge.

Transaction Fees
Charge	When Charge is Deducted	Maximum Guaranteed Charge	Current Charge
Surrender Charge[1]

Maximum Charge[2]	Upon a partial surrender or a full surrender of your Policy	$45 per $1,000 of specified amount	$45 per $1,000 of specified amount
Minimum Charge[3]	Upon a partial surrender or a full surrender of your Policy	$2 per $1,000 of specified amount	$2 per $1,000 of specified amount
Representative Charge for the first Policy year – for a 38 year old male, with a specified amount of $360,000	Upon a partial surrender or a full surrender of your Policy	$19 per $1,000 of specified amount	$19 per $1,000 of specified amount

1  The Policies have a Surrender Charge that applies for a maximum of the first 9 Policy years and for a maximum of the first 9 Policy years following an increase in the Policy’s specified amount. The Surrender Charge will vary based on the insured person’s sex, age, premium class, Policy year and specified amount. The Surrender Charges shown in the table may not be typical of the charges you will pay. Pages 31 and 32 of your Policy will indicate the maximum guaranteed Surrender Charges applicable to your Policy. More detailed information concerning your Surrender Charge is available free of charge on request from our Administrative Center shown under “Contact Information” on page 5 of this prospectus.

2  The maximum charge for both the maximum guaranteed charge and the current charge occurs during the insured person’s first Policy year. The maximum charge is for a male, age 60 at the Policy’s date of issue, with a specified amount of $360,000.

3  The minimum charge for both the maximum guaranteed charge and the current charge occurs during the insured person’s 9th Policy year. The minimum charge is for a female, age 1 at the Policy’s date of issue, with a specified amount of $360,000.

The next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.

Periodic Charges (other than Fund fees and expenses)
Charge	When Charge is Deducted	Maximum Guaranteed Charge	Current Charge
Flat Monthly Charge	Monthly, at the beginning of each Policy month	$10	$10
Cost of Insurance Charge[1]

Maximum Charge[2]	Monthly, at the beginning of each Policy month	$83.33 per $1,000 of net amount at risk[3]	$83.33 per $1,000 of net amount at risk[4]
Minimum Charge[5]	Monthly, at the beginning of each Policy month	$0.02 per $1,000 of net amount at risk	$0.01 per $1,000 of net amount at risk
Representative Charge for the first Policy year - for a 38 year old male, preferred non-tobacco, with a specified amount of $360,000	Monthly, at the beginning of each Policy month	$0.11 per $1,000 of net amount at risk	$0.05 per $1,000 of net amount at risk[6]

1  The Cost of Insurance Charge will vary based on the insured person’s sex, age, premium class, Policy year and specified amount. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. Page 28 of your Policy will indicate the maximum guaranteed Cost of Insurance Charge applicable to your Policy. More detailed information concerning your Cost of Insurance Charge is available on request from our Administrative Center shown under “Contact Information” on page 5 of this prospectus. Also see “Illustrations” on page 73 of this prospectus.

2  The maximum guaranteed charge occurs during the Policy year following the Policy anniversary nearest the insured person’s 112th birthday. The maximum current charge occurs during the Policy year following the Policy anniversary nearest the insured person’s 120th birthday. The Policy anniversary nearest the insured person’s 121st birthday is the Policy’s maximum maturity date. The maximum charge is for a male, standard tobacco, age 80 at the Policy’s date of issue, with a specified amount of $100,000.

3  The net amount at risk varies by the death benefit option selected. For a level death benefit, the net amount at risk is the difference between the specified amount and the accumulation value, not to be less than the minimum imposed by Section 7702 of the Internal Revenue Code. For an increasing death benefit, the net amount at risk is equal to the specified amount. (See “Federal Tax Considerations” on page 75.)

4  The maximum current charge for Policies applied for before July 1, 2017 is $33.33 per $1,000 of net amount at risk.

5  The minimum charge for both the maximum guaranteed charge and the current charge occurs in Policy year 1. The minimum charge is for a female, juvenile, age 0 at the Policy’s date of issue, with a specified amount of $1,000,000 or more.

6  The representative current charge is $0.04 per $1,000 of net amount at risk for Policies applied for before July 1, 2017.

Periodic Charges (other than Fund fees and expenses)
Charge	When Charge is Deducted	Maximum Guaranteed Charge	Current Charge
Monthly Charge per $1,000 of specified amount[1]

Maximum Charge[2]	Monthly, at the beginning of each Policy month.[3]	$1.27 per $1,000 of specified amount	$1.27 per $1,000 of specified amount
Minimum Charge[4]	Monthly, at the beginning of each Policy month.[3]	$0.07 per $1,000 of specified amount	$0.07 per $1,000 of specified amount
Representative Charge – for a 38 year old male with a specified amount of $360,000	Monthly, at the beginning of each Policy month.[3]	$0.27 per $1,000 of specified amount	$0.27 per $1,000 of specified amount
Daily Charge (mortality and expense risk fee)	Daily	annual effective rate of 0.70% of accumulation value invested in the variable investment options[5]	annual effective rate of 0.25% of accumulation value invested in the variable investment options[6]
Policy Loan Interest Charge	Annually, at the end of the Policy year	Accrues daily at annual effective rate of 4.75% of the loan balance	Accrues daily at annual effective rate of 4.75% of the loan balance

1  The Monthly Charge per $1,000 of specified amount will vary based on the amount of specified amount and the insured person’s sex, age and premium class. The Monthly Charge per $1,000 of specified amount shown in the table may not be typical of the charges you will pay. Page 3A of your Policy will indicate the initial Monthly Charge per $1,000 of specified amount applicable to your Policy. Your Policy refers to this charge as the “Monthly Expense Charge.” More detailed information covering your Monthly Charge per $1,000 of specified amount is available on request from our Administrative Center, shown under “Contact Information” on page 5 of this prospectus, or your AGL representative. There is no additional charge for any illustrations which may show various amounts of coverage.

2  The maximum charge is for a 75 year old male, standard tobacco, with a specified amount of $360,000.

3  The charge is assessed during the first 5 Policy years and during the first 5 Policy years following an increase in specified amount. The charge assessed during the 5 Policy years following an increase in specified amount is only upon the amount of the increase in specified amount.

4  The minimum charge is for a female, juvenile, age 0 at the Policy’s date of issue, with a specified amount of $1,000,000 or more.

5  After the 10th Policy year, the guaranteed maximum daily charge will be as follows:

Policy years 11-20........annual effective rate of 0.35%

Policy years 21+...........annual effective rate of 0.15%

6  After the 10th Policy year, the current daily charge will be as follows:

Policy years 11-20........annual effective rate of 0.05%

Policy years 21+...........annual effective rate of 0.00%

The next tables describe the fees and expenses that you will pay on a transaction basis or periodically if you elect an optional benefit rider during the time that you own the Policy.

Transaction Fees (optional benefit riders only)
Charge	When Charge is Deducted	Maximum Guaranteed Charge	Current Charge
Overloan Protection Rider
One-Time Charge	At time rider is exercised	5.0% of Policy’s accumulation value at time rider is exercised	3.5% of Policy’s accumulation value at time rider is exercised
Periodic Charges (optional benefit riders only)
Optional Benefit Rider	When Charge is Deducted	Maximum Guaranteed Charge	Current Charge
Accidental Death Benefit Rider[1,9]

Maximum Charge[2]	Monthly, at the beginning of each Policy month	$0.15 per $1,000 of rider coverage	$0.15 per $1,000 of rider coverage
Minimum Charge[3]	Monthly, at the beginning of each Policy month	$0.07 per $1,000 of rider coverage	$0.07 per $1,000 of rider coverage
Representative Charge - for a 38 year old	Monthly, at the beginning of each Policy month	$0.09 per $1,000 of rider coverage	$0.09 per $1,000 of rider coverage
Children’s Term Life Insurance Rider	Monthly, at the beginning of each Policy month	$0.48 per $1,000 of rider coverage	$0.48 per $1,000 of rider coverage
Spouse Term Rider[4,9]

Maximum charge[5]	Monthly at the beginning of each Policy month	$4.67 per $1,000 of rider coverage[6]	$3.38 per $1,000 of rider coverage[6]
Minimum charge[6,7]	Monthly at the beginning of each Policy month	$0.07 per $1,000 of rider coverage	$0.01 per $1,000 of rider coverage
Representative Charge - for a 38 year old male, preferred non-tobacco	Monthly at the beginning of each Policy month	$0.16 per $1,000 of rider coverage[8]	$0.14 per $1,000 of rider coverage

1  The charge for the Accidental Death Benefit Rider will vary based on the insured person’s age.

2  The maximum charge is for a 65 year old.

3  The minimum charge is for a 29 year old.

4  The charge for the Spouse Term Rider will vary based on the spouse’s sex, age and premium class.

5  The maximum charge is for a 70 year old male, standard tobacco.

6  The maximum guaranteed charge and the current charge are $3.36 per $1,000 of rider coverage for Policies applied for before July 1, 2017.

7  The minimum charge is for a 18 year old female, preferred non-tobacco.

8  The representative charge is $0.22 per $1,000 of rider coverage for Policies applied for before July 1, 2017.

9  The charge for this rider may not be representative of the charge that a particular Policy owner will pay. More information about the charge may be found on page 71 of this prospectus under “Monthly charges for additional benefit riders.” You may also review the terms of the rider. Your insurance representative can provide you with a copy.

Periodic Charges (optional benefit riders only)
Optional Benefit Rider	When Charge is Deducted	Maximum Guaranteed Charge	Current Charge
Waiver of Monthly Deduction Rider[1]

Maximum Charge[2]	Monthly, at the beginning of each Policy month	$0.64 per $1,000 of net amount at risk attributable to the Policy[3]	$0.64 per $1,000 of net amount at risk attributable to the Policy
Minimum Charge[4]	Monthly, at the beginning of each Policy month	$0.01 per $1,000 of net amount at risk attributable to the Policy[3]	$0.01 per $1,000 of net amount at risk attributable to the Policy
Representative Charge - for a 38 year old	Monthly, at the beginning of each Policy month	$0.02 per $1,000 of net amount at risk attributable to the Policy[3]	$0.02 per $1,000 of net amount at risk attributable to the Policy
Terminal Illness Rider

Interest on Benefits	At time rider benefit is paid and each Policy anniversary thereafter	Greatest of (1) current yield on 90-day U.S. Treasury Bills; or (2) Moody’s Corporate Bond Yield Average-Monthly Average Corporates for month of October preceding calendar year for which loan interest rate is determined; or (3) interest rate used to calculate cash values in Fixed Account at the time the charge is assessed, plus 1%[5]	3.87%
Administrative Fee	At time of claim	$250	$150
Waiver of Specified Premium Rider

Maximum Charge[6]	Monthly, at the beginning of each Policy month	$0.26 per $1 of benefit payable under the rider	$0.26 per $1 of benefit payable under the rider
Minimum Charge[7]	Monthly, at the beginning of each Policy month	$0.05 per $1 of benefit payable under the rider	$0.05 per $1 of benefit payable under the rider
Representative Charge - for a 38 year old	Monthly, at the beginning of each Policy month	$0.07 per $1 of benefit payable under the rider	$0.07 per $1 of benefit payable under the rider

1  This charge will vary based on the insured person’s age when we assess the charge. The charge may not be representative of the charge that a particular Policy owner will pay. More information about the charge may be found on page 71 of this prospectus under “Monthly charges for additional benefit riders.” You may also review the terms of the rider. Your insurance representative can provide you with a copy.

2  The maximum charge is for a 59 year old male, standard non-tobacco.

3  The maximum guaranteed charge, the minimum charge, and the representative charge are $0.40, $0.02 and $0.03, respectively, for Policies applied for before July 1, 2017.

4  The minimum charge is for an 18 year old.

5  In California, Connecticut, Delaware, Washington D.C., Florida, North Dakota and South Dakota interest on benefits will be the greater of only items (2) or (3).

6  The maximum charge is for a rider issued at age 55.

7  The minimum charge is for a rider issued at age 15.

Periodic Charges (optional benefit riders only)
Optional Benefit Rider	When Charge is Deducted	Maximum Guaranteed Charge	Current Charge
Accelerated Access Solution[1]

Maximum Charge[2]	Monthly, at the beginning of each Policy month	$4.70 per $1000 of rider net amount at risk[3]	$4.70 per $1000 of rider net amount at risk[3]
Minimum Charge[4]	Monthly, at the beginning of each Policy month	$0.04 per $1000 of rider net amount at risk	$0.04 per $1000 of rider net amount at risk
Representative Charge[5] - for a 38 year old male, preferred non-tobacco, with a specified amount of $360,000	Monthly, at the beginning of each Policy month	$0.09 per $1000 of rider net amount at risk	$0.09 per $1000 of rider net amount at risk

1  The maximum charge is for a benefit paid per diem. The charge for the Accelerated Access Solution will vary based on the insured person’s accelerated benefit amount option, age, sex, and premium class.

2  The maximum charge is for a benefit paid per diem for an 80 year old female, standard tobacco, with a specified amount of $100,000.

3  The maximum guaranteed charge and the current charge are $4.95 per $1,000 of rider net amount at risk for Policies applied for before July 1, 2017.

4  The minimum charge is for a benefit paid monthly as 2% of the Policy’s death benefit. The minimum charge is for an 18 year old male, preferred non-tobacco, with a specified amount of $1,000,000 or more.

5  The representative charge is for a benefit paid monthly as 2% of the Policy’s death benefit.

Periodic Charges (optional benefit riders only)
Charge	When Charge is Deducted	Maximum Guaranteed Charge	Current Charge
Lapse Protection Benefit Rider[1,2]

Maximum Charge[3]	Monthly, at the beginning of each Policy month	$83.33 per $1000 of net amount at risk	$83.33 per $1000 of net amount at risk[4]
Minimum Charge[5]	Monthly, at the beginning of each Policy month	$0.14 per $1000 of net amount at risk[6]	$0.14 per $1000 of net amount at risk[6]
Representative Charge - for a 38 year old male, preferred non-tobacco, with a specified amount of $360,000	Monthly, at the beginning of each Policy month	$0.35 per $1000 of net amount at risk	$0.35 per $1000 of net amount at risk

1  The charge for the lapse protection benefit rider will vary based on the insured person’s sex, age, premium class and death benefit Option selected.

2  The charge for this rider may not be representative of the charge that a particular Policy owner will pay. More information about the charge may be found on page 71 of this prospectus under “Monthly charges for additional benefit riders.” You may also review the terms of the rider. Your insurance representative can provide you with a copy.

3  The maximum charge is for an 85 year old male, standard tobacco, with a specified amount of $360,000.

4  The current charge is $33.33 for Policies applied for before July 1, 2017.

5  The minimum charge is for a female, juvenile, age 0 at the Policy’s date of issue, with a specified amount of $1,000,000 or more.”

6  The minimum charge and the current charge are $0.19 per $1,000 of net amount at risk for Policies applied for before July 1, 2017.

4.  The Enhanced Surrender Value Rider, described on pages 43 and 44 of the May 1, 2017 prospectus, is no longer offered for sale. Discussion about the Rider has been removed.

5.  The first two paragraphs of “Investment requirements” on page 54 are amended to read as follows:

“Investment requirements – If you elect the lapse protection benefit rider, you must allocate a minimum 20% of your total accumulation value, less Policy loans, to the VALIC Co. I Dynamic Allocation Fund. (The minimum requirement is 25% for Policies applied for before July 1 2017.)

In addition, the investment options listed below are designated as restricted investment options. This means that we will limit the total amount of your accumulation value, less Policy loans, that may be invested in the restricted investment options of your Policy to 35% of your accumulation value. (The limit is 30% of the total accumulation value for policies applied for before July 1, 2017.)”

6.  The eighth through tenth paragraphs of “Investment requirements,” that begin on page 55 and continue on page 56 are amended as follows:

“Here is an example for policies applied for after June 30, 2017 that shows how the investment requirements work for the restricted investment options:

Let’s say your total accumulation value is $1,000 and you have an outstanding loan of $300:

We will limit the total amount of accumulation value less Policy loans ($1,000 minus $300 = $700) that may be invested in restricted investment options to 35% of your total accumulation value less Policy loans, which is $245 (35% of $700 = $245). If, because of performance, the total amount invested in restricted investment options increases to greater than 35% of your total accumulation value less Policy loans (greater than $245), you will not be in compliance with the 35% requirement. However your rights under this rider are unaffected even though you are not in compliance. In addition you will be brought into compliance through “automatic rebalancing” as explained in the rest of this section.”

7.  In connection with a reorganization related to the Janus Aspen Series funds, effective June 5, 2017 the Janus Aspen Series funds listed in the Variable Investment Options table on page 24 changed their names as follows:

Previous Name	New Name
Janus Aspen Enterprise Portfolio – Service Shares (long-term growth of capital)	Janus Henderson Enterprise Portfolio – Service Shares (long-term growth of capital)
Janus Aspen Forty Portfolio - Service Shares (long-term growth of capital)	Janus Henderson Forty Portfolio – Service Shares (long-term growth of capital)